UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes - 98.7% †
Alaska - 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,115,000	$2,370,661	(a)
5.00%	12/01/27	385,000	422,961
			2,793,622

Arizona - 2.5%
Arizona Board of Regents State University System Revenue
5.00%	07/01/46	3,680,000	4,176,469
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,097,770
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,528,326	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21 - 01/01/38	12,000,000	13,169,840
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,057,290	(a)
University of Arizona
5.00%	06/01/46	5,000,000	5,668,600
			35,698,295

Arkansas - 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,830,000	4,402,184
			4,402,184

California - 10.5%
Bay Area Toll Authority
4.00%	04/01/47	5,000,000	5,156,400
California Educational Facilities Authority
5.25%	10/01/39	5,000,000	5,094,250	(a)
6.13%	10/01/36	735,000	841,119	(a)
6.13%	10/01/36	765,000	872,108
California Health Facilities Financing Authority
4.00%	11/15/41 - 10/01/47	4,000,000	4,094,380
5.00%	11/15/48	2,000,000	2,274,620
5.00%	11/15/48	3,000,000	3,411,810	(c)
5.50%	08/15/26	5,000,000	5,437,600
6.00%	07/01/39	5,000,000	5,268,600	(a)
6.50%	10/01/33	3,500,000	3,585,715	(a)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	16,746,859
5.00%	12/01/21	5,000	5,551	(d)
5.00%	12/01/29	30,000	35,157	(a)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,643,175
5.13%	10/01/31	2,000,000	2,190,080
5.25%	09/01/29	10,160,000	11,637,569
6.00%	04/01/26	8,475,000	8,851,798	(a,e)
California State University
4.00%	11/01/45	5,900,000	6,152,343
Los Angeles Department of Water & Power
5.00%	07/01/46	5,000,000	5,689,950
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,346,080
Marin Healthcare District
4.00%	08/01/47	2,500,000	2,606,750
San Diego Community College District
5.00%	08/01/41	10,000,000	11,056,200	(a)
State of California
5.00%	02/01/31 - 08/01/46	19,220,000	21,271,981
5.25%	04/01/35 - 11/01/40	12,750,000	13,903,965
University of California
5.00%	05/15/38	4,000,000	4,471,280
			150,645,340

Colorado - 2.1%
Colorado Health Facilities Authority
5.00%	06/01/47	1,750,000	1,898,418
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,914,954
Regional Transportation District
4.25%	11/01/36	3,405,000	3,877,001

		Principal Amount	Fair Value
5.00%	11/01/27 - 11/01/34	$16,760,000	$19,764,651
5.38%	06/01/31	2,500,000	2,669,825
			30,124,849

Connecticut - 6.1%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	6,775,000	7,257,380	(a)
5.00%	07/01/46	6,500,000	7,232,030
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	2,195,000	2,486,939
State of Connecticut
5.00%	01/01/22 - 05/01/37	17,600,000	19,677,338
State of Connecticut Special Tax Revenue
4.00%	09/01/36	5,750,000	5,915,485
5.00%	11/01/26 - 01/01/36	40,250,000	43,556,820
Town of Fairfield
5.00%	08/01/21	1,000,000	1,102,210
			87,228,202

Delaware - 1.5%
County of New Castle
5.00%	07/15/39	6,000,000	6,059,340	(a)
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,697,467
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,475,521
State of Delaware
5.00%	07/01/28	825,000	883,740	(a)
5.00%	07/01/28	175,000	187,220
			21,303,288

District of Columbia - 2.4%
District of Columbia
5.00%	06/01/38 - 04/01/42	9,250,000	10,405,580
5.50%	04/01/36	15,000,000	15,282,450	(a)
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000,000	5,091,750	(a)
Washington Metropolitan Area Transit Authority
5.00%	07/01/34	3,375,000	3,942,979
			34,722,759

Florida - 0.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,051,740	(a,e)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,422,591
			10,474,331

Georgia - 7.6%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,092,350	(a)
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,203,700	(a)
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,235,904
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	20,417,790
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,477,610
6.25%	11/01/39	10,000,000	10,703,600	(a)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,192,580	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	8,951,180	(a)
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	10,580,748
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,036,525
5.25%	01/01/19	2,490,000	2,551,478
Richmond County Hospital Authority
4.00%	01/01/36	2,855,000	2,956,352
State of Georgia
4.50%	01/01/29	3,000,000	3,058,650	(a,e)
5.00%	01/01/26	2,250,000	2,307,173	(a,e)
			109,765,640

Elfun Tax-Exempt Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Hawaii - 1.9%
City & County of Honolulu
5.00%	04/01/33	$10,000,000	$10,336,100	(a)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	16,986,106
			27,322,206

Idaho - 0.3%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,109,920
Illinois - 2.8%
Chicago Transit Authority
5.00%	12/01/46	3,000,000	3,228,990
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46	1,000,000	1,104,540
5.25%	01/01/42	8,000,000	9,202,400
5.63%	01/01/35	4,035,000	4,442,938	(a)
5.63%	01/01/35	965,000	1,050,364
5.75%	01/01/39	9,655,000	10,663,272	(a)
5.75%	01/01/39	1,845,000	2,015,865
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65%	06/15/22	785,000	896,991	(b,d)
5.65%	06/15/22	3,520,000	3,910,333	(b)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	215,065	(b,d)
5.00%	10/01/21	3,805,000	4,164,154	(b)
			40,894,912

Indiana - 0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,572,750	(a)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	1,370,000	1,412,388	(a)
5.75%	01/01/38	5,630,000	5,795,691
			9,780,829

Kentucky - 2.8%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	13,050,490
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	10,982,710	(a,b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	15,749,192
			39,782,392

Louisiana - 1.1%
City of New Orleans Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	3,900,000	4,271,979
Louisiana Public Facilities Authority
5.00%	05/15/47	10,000	11,875	(a)
5.00%	05/15/47	990,000	1,083,119
State of Louisiana
5.00%	09/01/19	10,050,000	10,519,033	(d)
			15,886,006

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	338,794	(a)
5.25%	07/01/21	1,475,000	1,578,987
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,090,770
6.00%	07/01/34	1,250,000	1,316,350	(a)
			4,324,901

Maryland - 3.3%
City of Baltimore
5.00%	07/01/38 - 07/01/46	24,375,000	27,428,419
County of Prince George’s
5.00%	09/15/24	3,450,000	3,798,174
5.00%	09/15/25	5,340,000	5,903,423	(a)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,253,980	(a)
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34	1,945,000	2,023,170	(a)

		Principal Amount	Fair Value
5.00%	07/01/34 - 08/15/41	$1,355,000	$1,455,309
State of Maryland
5.00%	11/01/18	4,000,000	4,081,360
			47,943,835

Massachusetts - 4.2%
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%	06/01/47	5,000,000	5,748,100
Massachusetts Department of Transportation
5.00%	01/01/37	10,000,000	10,464,000
Massachusetts Development Finance Agency
4.00%	04/01/41 - 07/01/41	9,325,000	9,610,500
5.50%	11/15/36	4,000,000	4,097,280	(a)
5.75%	07/01/39	3,325,000	3,491,283	(a)
5.75%	07/01/39	1,675,000	1,737,863
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	7,500,000	7,810,875	(a)
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,573,100
Massachusetts Water Resources Authority
5.00%	08/01/32	4,140,000	4,655,347
5.00%	08/01/41	3,000,000	3,296,400	(a)
6.50%	07/15/19	3,505,000	3,589,856	(d)
			60,074,604

Michigan - 1.4%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,768,660
Michigan Finance Authority
5.00%	12/01/47	4,000,000	4,323,720
State of Michigan
5.00%	03/15/27	4,415,000	5,229,082
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,135,000
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,145,050
			20,601,512

Minnesota - 0.4%
Housing & Redevelopment Authority of The City of St. Paul Minnesota
4.00%	11/15/43	1,000,000	1,024,060
University of Minnesota
5.00%	09/01/39	4,350,000	5,078,059
			6,102,119

Missouri - 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,867,070
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,801,659
Metropolitan St. Louis Sewer District
5.00%	05/01/45 - 05/01/46	3,000,000	3,406,530
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	4,917,256
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,164,071
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,397
			21,682,983

New Jersey - 7.5%
New Jersey Economic Development Authority
5.00%	06/15/41	7,250,000	7,717,552
5.25%	06/15/40	4,000,000	4,286,600
5.50%	12/15/29	3,345,000	3,492,816	(a)
5.50%	12/15/29	1,655,000	1,716,864
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	16,449,828
New Jersey Health Care Facilities Financing Authority
4.00%	07/01/41	5,000,000	5,077,050
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,421,152	(b)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	7,791,750
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	25,870,000	29,375,433

Elfun Tax-Exempt Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
5.00%	01/01/38	$4,000,000	$4,491,080	(a)
5.25%	01/01/40	10,000,000	10,272,600	(a)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/45	2,250,000	2,372,153
5.25%	06/15/36	7,350,000	7,744,915
			107,209,793

New Mexico - 0.1%
New Mexico Finance Authority
5.00%	06/15/23	1,750,000	1,870,208
New York - 10.6%
City of New York
5.00%	08/01/26	1,500,000	1,776,585
Hudson Yards Infrastructure Corp.
5.00%	02/15/39 - 02/15/45	11,000,000	12,519,340
Long Island Power Authority
6.00%	05/01/33	7,500,000	7,847,775	(a)
Metropolitan Transportation Authority
4.00%	11/15/42	10,000,000	10,285,000
5.00%	11/15/29 - 11/15/37	8,710,000	9,790,116
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	10,113,500
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 02/01/43	32,500,000	35,967,825
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,420,550
5.13%	01/15/44	10,000,000	10,501,300
New York State Dormitory Authority
5.00%	10/01/45 - 07/01/46	9,000,000	11,134,180
5.50%	05/01/37	2,500,000	2,599,900	(a)
6.00%	07/01/40	2,000,000	2,184,820	(a)
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,212,460
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	9,261,900
Port Authority of New York & New Jersey
5.00%	11/15/47	4,000,000	4,616,880
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	6,170,000	6,301,544	(a)
5.00%	11/15/26	3,830,000	3,909,511
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,457,207	(a)
6.13%	11/01/37	280,000	304,886
			153,205,279

North Carolina - 2.0%
Cape Fear Public Utility Authority
4.00%	08/01/33	1,800,000	1,920,762	(e)
City of Charlotte
5.00%	06/01/23	4,320,000	4,618,296
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,042,900
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,089,400
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,125,200	(a)
North Carolina Medical Care Commission
4.00%	06/01/42	1,500,000	1,562,535
State of North Carolina
4.75%	05/01/30	4,130,000	4,386,927	(a)
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	4,045,200
			28,791,220

Ohio - 4.4%
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,775,600	(a)
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	20,659,002	(a)
County of Franklin
5.00%	12/01/47	1,125,000	1,262,272
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,907,082	(a)
Northeast Ohio Regional Sewer District
4.00%	11/15/43	7,550,000	7,869,063
5.00%	11/15/38	12,000,000	13,660,920	(a)

		Principal Amount	Fair Value
Ohio Higher Educational Facility Commission
6.25%	05/01/38	$5,000,000	$5,134,000	(a)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,621,120
University of Cincinnati
5.00%	06/01/45	3,500,000	3,987,725
			63,876,784

Oklahoma - 0.8%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,681,810
Oklahoma Turnpike Authority
5.00%	01/01/28 - 01/01/47	5,000,000	5,491,030
			11,172,840

Oregon - 0.1%
Eugene Water Revenue
4.00%	08/01/45	1,000,000	1,043,900
Pennsylvania - 4.9%
City of Philadelphia
5.00%	08/01/36	5,000,000	5,638,900
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	13,000,000	14,162,840
Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,596,650
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	5,067,650
Pennsylvania State University
5.00%	09/01/41	1,200,000	1,372,416
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000,000	10,382,300	(a)
5.00%	12/01/38	5,000,000	5,605,700
5.25%	06/01/39	9,500,000	9,890,354	(a)
6.00%	12/01/34	12,000,000	13,297,052	(a)
			71,013,862

Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp.
5.00%	09/01/43	5,000,000	5,543,350
6.25%	09/15/34	1,300,000	1,327,573	(a)
6.50%	09/15/28	1,000,000	1,022,100	(a)
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,583,614
			10,476,637

South Carolina - 2.6%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,525,758
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,086,080	(b)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	13,151,640
5.50%	01/01/38	14,970,000	15,399,938	(a)
			37,163,416

Tennessee - 0.3%
County of Shelby
5.00%	03/01/21	3,500,000	3,711,470
State of Tennessee
5.00%	05/01/19	1,000,000	1,002,730	(a)
			4,714,200

Texas - 6.8%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,394,110	(e)
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	15,030,360
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	4,088,464
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,575,661
5.25%	11/15/30 - 11/15/31	12,000,000	13,029,740
County of Harris
5.00%	08/15/41	3,000,000	3,419,520
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,694,850

Elfun Tax-Exempt Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Harris County-Houston Sports Authority
5.00%	11/15/30	$2,000,000	$2,228,220
North Texas Tollway Authority
5.00%	09/01/31	3,500,000	3,853,010	(a)
5.00%	01/01/39	1,000,000	1,124,020
6.00%	01/01/38	5,000,000	5,555,450	(a)
North Texas Tollway Authority (AGMC Insured)
4.00%	01/01/34	5,000,000	5,248,250	(b)
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	10,750,000	12,177,170
The University of Texas System
5.00%	08/15/26	10,000,000	11,934,900
			98,353,725

Utah - 0.9%
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,309,400
Utah Transit Authority
5.00%	06/15/42	3,045,000	3,403,336	(a)
5.00%	06/15/42	4,455,000	4,838,798
			12,551,534

Virginia - 2.4%
County of Fairfax
4.00%	10/01/35	10,870,000	11,695,576

	Principal Amount	Fair Value
County of Henrico Water & Sewer Revenue
5.00% 05/01/46	$2,530,000	$2,896,395
University of Virginia
5.00% 04/01/47	6,000,000	6,944,940
Virginia Resources Authority
4.00% 11/01/41	5,585,000	5,883,407
5.00% 11/01/46	1,720,000	1,979,840
5.25% 11/01/38	2,390,000	2,441,050	(a)
5.25% 11/01/38	2,610,000	2,664,236
		34,505,444

Total Municipal Bonds and Notes (Cost $1,385,381,444)		1,421,613,571
Short-Term Investments – 0.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.62% (Cost $3,446,397)	3,446,397	3,446,397	(f,g)

Total Investments (Cost $1,388,827,841)		1,425,059,968
Other Assets and Liabilities, net - 1.0%		14,819,493

NET ASSETS - 100.0%		$1,439,879,461

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of March 31, 2018 (as a percentage of net assets).
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(e)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(f)	Coupon amount represents effective yield.
(g)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporations
NPFG	National Public Finance Guaranty Corporation
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt
Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,421,613,571	$—	$1,421,613,571
	Short-Term Investments	3,446,397	—	—	3,446,397

	Total Investments in Securities	$3,446,397	$1,421,613,571	$—	$1,425,059,968

Elfun Tax-Exempt Income Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,243,370	$6,243,370	$30,992,782	$33,789,755	—	—	3,446,397	$3,446,397	$24,563

TOTAL		$6,243,370	$30,992,782	$33,789,755	$—	$—		$3,446,397	$24,563

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended March 31, 2018.

Income Taxes

At March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$ 1,388,860,861	$46,197,335	$9,998,228	$36,199,107

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: May 18, 2018